WARRANTY LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
WARRANTY LIABILITIES
Beginning balance	$ 10,064	$ 12,116
Expense accrued	4,431	2,309
Expense incurred	(5,639)	(4,027)
Translation adjustment	695	(334)
Closing balance	9,551	10,064
Less: current portion of warranty liabilities	(5,902)	(6,604)
Long-term warranty liabilities	$ 3,649	$ 3,460